Goodwill and Intangible Assets - Indefinite Lived Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Apr. 24, 2016	Oct. 30, 2016	Oct. 25, 2015	Oct. 26, 2014
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets		$ 833,758	$ 756,059
Indefinite-lived intangible assets impairment charges		0	0	$ 0
Goodwill impairment charges		991	21,537	$ 0
Brands/tradename/trademarks
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets		825,774	748,075
Other intangibles
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets		$ 7,984	$ 7,984
Assets Sold | Portion of DCB
Carrying amounts for indefinite-lived intangible assets
Goodwill impairment charges	$ 1,000